Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,035,830
Previously Paid Amount	0.00
Total Fee Amount	2,352.65
Total Offset Amount	0.00
Net Fee	2,352.65
Narrative - Max Aggregate Offering Price	$ 17,035,830
Final Prospectus	true